Reconciliations of Differences Between Basic and Diluted Net Income Attributable to Toyota Motor Corporation Per Share (Detail) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)
Earnings Per Share Disclosure [Line Items]
Net income attributable to Toyota Motor Corporation, basic	$ 10,230	¥ 962,163		¥ 283,559		¥ 408,183
Effect of dilutive securities
Assumed exercise of dilutive stock options	0	(32)		(3)		0
Net income attributable to Toyota Motor Corporation, diluted	$ 10,230	¥ 962,131		¥ 283,556		¥ 408,183
Weighted-average shares, basic	3,166,909	3,166,909	3,143,470	3,143,470	3,135,881	3,135,881
Effect of dilutive securities
Assumed exercise of dilutive stock options	246	246	0	0	34	34
Weighted-average shares, diluted	3,167,155	3,167,155	3,143,470	3,143,470	3,135,915	3,135,915
Net income attributable to Toyota Motor Corporation per share, basic	$ 3.23	¥ 303.82		¥ 90.21		¥ 130.17
Effect of dilutive securities
Assumed exercise of dilutive stock options
Net income attributable to Toyota Motor Corporation per share, diluted	$ 3.23	¥ 303.78		¥ 90.20		¥ 130.16